PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 6:-	PROPERTY AND EQUIPMENT

	December 31,
	2010	2011
Cost:

Computers and peripheral equipment	$20,424	$21,844
Office furniture and equipment	10,151	10,299
Leasehold improvements	2,291	2,302

	32,866	34,445
Accumulated depreciation:

Computers and peripheral equipment	19,213	20,305
Office furniture and equipment	8,665	9,169
Leasehold improvements	1,285	1,603

	29,163	31,077

Depreciated cost	$3,703	$3,368

Depreciation expenses amounted to $ 3,159, $ 2,822 and $ 1,914 for the years ended December 31, 2009, 2010 and 2011, respectively.